CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 4,412,952	$ 1,853,373	$ 259,955
Restricted cash	4,512	4,512	4,428
Prepaid expenses	301,812	93,193	291,428
Other current assets	2,609	2,609
Total current assets	4,721,885	1,953,687	555,811
Property and equipment, net	3,079	3,445	1,407
Total assets	4,724,964	1,957,132	557,218
Current liabilities
Accounts payable	168,281	15,597	100,921
Accrued payroll and related expenses	56,663	66,213	54,512
Accrued expenses	154,932	118,248	143,826
Derivative liabilities	28,331,673	15,738,913	271,715
Secured convertible promissory note - related party, net of discount			235,000
Total current liabilities	28,711,549	15,938,971	805,974
Noncurrent liabilities
Convertible multi-draw credit agreement - related party, net of discount	2,914,237	1,360,960
Derivative liabilities, noncurrent	963,369	219,453	551,322
Total liabilities	32,589,155	17,519,384	1,357,296
Commitments and contingencies
Stockholders' deficit
Convertible preferred stock, $0.001 par value; 20,000,000 shares authorized; none issued and outstanding at March 31, 2019 and December 31, 2018
Common stock, $0.001 par value; 500,000,000 shares authorized; 133,907,747 issued and outstanding at March 31, 2019 and December 31, 2018 and 33,622,829 issued and outstanding as of December 31, 2017	133,908	133,908	33,623
Additional paid-in-capital	17,987,299	16,230,956	9,444,831
Warrants	2,014,101	1,297,991	982,911
Accumulated deficit	(47,999,499)	(33,225,107)	(14,030,871)
Total stockholders' deficit	(27,864,191)	(15,562,252)	(3,569,506)
Total liabilities and stockholders' deficit	$ 4,724,964	$ 1,957,132	557,218
Redeemable Convertible Series B Preferred Stock
Noncurrent liabilities
Redeemable Convertible Preferred Stock, value			822,201
Convertible Series D Preferred Stock
Noncurrent liabilities
Redeemable Convertible Preferred Stock, value			169,447
Convertible Series F Preferred Stock
Noncurrent liabilities
Redeemable Convertible Preferred Stock, value			$ 1,777,781